SEMI ANNUAL REPORT

                               February 28, 1999

                              TEMPLETON WORLD FUND

[LOGO] FRANKLIN TEMPLETON(R)

PAGE

[LOGO] CELEBRATING 50 YEARS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.

[PHOTO OF JEFFREY A. EVERETT APPEARS HERE]

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund

PAGE


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton World Fund, which covers the period ended February 28, 1999. Relatively low interest rates, benign inflation, rising productivity, and volatility in global equity markets characterized this period. Many European stock markets performed well, Asian equities generally produced strong returns, and in the U.S., the Dow Jones Industrial Average(R) reached record highs. Within this environment, Templeton World Fund - Class A provided an 11.94% cumulative total return for the six-month period ended February 28, 1999, as shown in the Performance Summary on page 7.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.


CONTENTS

Shareholder Letter .......   1

Performance Summary ......   6

Financial Highlights &
Statement of Investments..   9

Financial Statements .....  20

Notes to Financial
Statements ...............  23

                                [GRAPH] PYRAMID

                                 FUND CATEGORY
                                     GLOBAL
                                     GROWTH
                                GROWTH & INCOME
                                     INCOME
                                TAX-FREE INCOME

PAGE


PORTFOLIO BREAKDOWN*
Based on Total Net Assets
2/28/99

[THIS CHART SHOWS IN BAR FORMAT THE PORTFOLIO BREAKDOWN* OF TEMPLETON WORLD FUND, BASED ON TOTAL NET ASSETS AS OF 2/28/99.]

North American Stocks         32.3%
European Stocks               28.8%
Asian Stocks                  13.1%
Latin American Stocks          7.2%
Australian &
New Zealand Stocks             3.5%
Middle Eastern &
African Stocks                 2.1%
Fixed-Income Securities       13.2%

*Short-term investments and other net assets represented -0.2% of total net assets.

As the European Economic Union took shape and the introduction of the euro approached, many companies in Europe instituted cost-cutting programs or restructurings, and several of their stocks rose in value. Among the stocks contributing positively to the Fund's performance were Gucci Group NV, a Netherlands-based merchandising company; Telecom Italia SpA, di Risp, a telecommunications company; and Paribas, a French financial services corporation. Some of these companies were involved with potential mergers and acquisitions. As we have noted before, we believe this trend toward restructuring could improve sales growth or profitability for many companies.

In the U.S., the Federal Reserve's lowering of interest rates helped to diminish many investors' fears of slowing earnings growth and the losses and excessive leverage of U.S. banks and trading firms. Investor confidence appeared to increase as initial public offerings regained momentum, and mutual fund inflows rose after months of redemptions. Importantly for value investors, it was difficult to find stocks we considered bargains in the U.S., as its momentum-driven market favored growth stocks, which reached then historically high levels during the period. However, many of the Fund's U.S. holdings performed well, particularly Morgan Stanley Dean Witter and Co., which had a total return of 56.8% during the period. Although our bias against the "most popular" and richly valued large cap stocks dampened the Fund's returns for the period, we believe that the key to providing long term capital growth is purchasing stocks whose fundamentals are being overlooked by the market, not purchasing companies whose fundamentals are being exaggerated by the market.


2

PAGE

In Asia, many banks resumed lending during the period as interest rates declined. Confidence in banks and property stocks, two sectors hit particularly hard by tightening credit, generally rebounded as banks were able to make financing available to corporations and homebuyers, especially in Hong Kong, our largest weighting in the region. Shares of Cheung Kong Holdings Ltd., our largest holding, appreciated about 40% during the period. Both Korea and Singapore were among the best performing markets in the world during the six months under review, and holdings, such as Korea Electric Power Corp. and Development Bank of Singapore, Ltd., fgn., performed particularly well for the Fund.

Looking forward, we shall continue to search for opportunities we believe may perform well for the Fund over the next three to five years, our normal investment holding period. In our opinion, many European companies are likely to continue to cut costs and merge or restructure to enhance shareholder value as they compete with cross-border competitors. Although we recognize that many momentum investors' love affair with growth stocks may not fade in the immediate future, we will remain focused on finding undervalued investments that we believe will provide favorable, long-term results for our investors.

TOP 10 INDUSTRIES
2/28/99

[THIS CHART LISTS THE TOP 10 INDUSTRIES REPRESENTED IN TEMPLETON WORLD FUND, BASED ON TOTAL NET ASSETS AS OF 2/28/99.]

                          % OF TOTAL
INDUSTRY                  NET ASSETS
------------------------------------
Insurance                      11.1%
Financial Services              8.3%
Banking                         7.9%
Multi-Industry                  6.7%
Telecommunications              6.1%
Utilities Electrical & Gas      5.9%
Automobiles                     5.7%
Energy Sources                  4.6%
Real Estate                     4.6%
Metals & Mining                 4.2%


TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
Equity Investments
(87.0% of Total Net Assets)
2/28/99

[THIS CHART LISTS THE TOP 10 COUNTRIES* REPRESENTED IN TEMPLETON WORLD FUND, BASED ON 87.0% TOTAL NET ASSETS AS OF 2/28/99.]

                  % OF TOTAL
COUNTRY           NET ASSETS
----------------------------
United States          27.0%

United Kingdom          9.1%

Hong Kong**             8.2%

France                  6.8%

Netherlands             3.7%

Australia               3.5%

Argentina               3.2%

Sweden                  2.8%

Canada                  2.7%

Bermuda                 2.5%

* Does not include fixed-income securities or short-term investments and other net assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.


                                                                               3

PAGE

TOP 10 EQUITY HOLDINGS
2/28/99

[THIS CHART LISTS THE TOP 10 EQUITY HOLDINGS, INCLUDING INDUSTRY AND COUNTRY, OF TEMPLETON WORLD FUND, BASED ON TOTAL NET ASSETS AS OF 2/28/99.]


COMPANY,                           % OF TOTAL
INDUSTRY, COUNTRY                  NET ASSETS
------------------------------------------------
Cheung Kong Holdings Ltd.,
Multi-Industry, Hong Kong*              3.2%

Morgan Stanley
Dean Witter & Co.,
Financial Services, U.S.                2.9%

Axa-UAP,
Financial Services, France              2.1%

Ford Motor Co.,
Automobiles, U.S.                       2.1%

National Westminster Bank PLC,
Banking, United Kingdom                 1.9%

YPF Sociedad Anonima D, ADR,
Energy Sources, Argentina               1.7%

Northern Telecom, Ltd.,
Telecommunications, Canada              1.6%

Raytheon Co., A,
Aerospace & Military
Technology, U.S.                        1.6%

Anglo American
Platinum Corp. Ltd.,
Metals & Mining, South Africa           1.5%

Hutchison Whampoa Ltd.,
Multi-Industry, Hong Kong               1.5%

* Hong Kong reverted to the sovereignty of China on July 1, 1997.

There are, of course, special risks associated with global investing related to market, currency, economic, social, political, and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered six quarterly declines of more than 20% during that time.(1) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in such markets. These risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical

1. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market return is measured in U.S. dollars and does not include reinvested dividends.


4

PAGE

performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your continued investment in Templeton World Fund and reaffirm our dedication and commitment to searching the world for the best possible securities for the Fund's portfolio.

Sincerely,

/s/JEFFREY A. EVERETT
-----------------------

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund


                                                                               5

PAGE

PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

CLASS A                         CHANGE        2/28/99   8/31/98
---------------------------------------------------------------
Net Asset Value                 $0.00          $15.45   $15.45

                                DISTRIBUTIONS
                                -------------------------------
Dividend Income                 $0.3600
Long-term Capital Gain          $1.3850
      TOTAL                     $1.7450

CLASS B                         CHANGE         2/28/99  1/1/99
---------------------------------------------------------------
Net Asset Value                  -$0.49        $15.44   $15.93

CLASS C                         CHANGE         2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                  -$0.02        $15.14   $15.16

                                DISTRIBUTIONS
                                -------------------------------
Dividend Income                 $0.2842
Long-term Capital Gain          $1.3850
      TOTAL                     $1.6692

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Templeton World Fund paid distributions derived from long-term capital gains of $1.3850 per share in October 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

Past performance is not predictive of future results.


6

PAGE

PERFORMANCE

                                                       INCEPTION
CLASS A           6-MONTH  1-YEAR   5-YEAR   10-YEAR   (1/17/78)
----------------------------------------------------------------
Cumulative
Total Return(1)    11.94%    -3.39%  76.60%  222.19%  2,055.10%

Average Annual
Total Return(2)     5.52%    -8.93%  10.73%   11.75%     15.33%

Value of $10,000
Investment(3)     $10,542    $9,107 $16,644  $30,366   $203,118

                  2/28/95  2/28/96  2/28/97  2/28/98    2/28/99
                  ----------------------------------------------
One-Year
Total Return(4)    -0.15%    23.89%  21.60%   21.60%     -3.39%


                                INCEPTION
CLASS B                          (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)        -3.08%
Aggregate Total Return(2)         -6.95%
Value of $10,000 Investment(3)    $9,305

                                                                 INCEPTION
CLASS C                            6-MONTH   1-YEAR     3-YEAR    (5/1/95)
--------------------------------------------------------------------------
Cumulative Total Return(1)          11.47%    -4.15%     39.44%    61.90%
Average Annual Total Return(2)       9.39%    -5.97%     11.34%    13.10%
Value of $10,000 Investment(3)     $10,939    $9,403   $13,801    $16,023

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                               7

PAGE


TEMPLETON WORLD FUND
CLASS A

If you had invested $10,000 in Templeton World Fund-Class A at inception, it would have been worth more than $203,000 on February 28, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), with income dividends and capital gains reinvested as shown through February 28, 1999.*

[GRAPH] LINE CHART

$203,118
TOTAL VALUE OF
INVESTMENT
2/28/99



                     PRINCIPLE      INCOME MARKET   PRINCIPLE +  CAPITAL GAINS  PRINCIPLE +  TOTAL VALUE
                                      VALUE         DIVIDENDS        VALUE      CAP GAIN
         1/17/78      $9,425                $0       $9,425             $0       $9,425         $9,425
        12/31/78     $11,348               $47      $11,395            $57      $11,405        $11,452
        12/31/79     $14,119              $287      $14,406           $269      $14,388        $14,675
        12/31/80     $16,588              $761      $17,349           $385      $16,973        $17,734
        12/31/81     $16,353            $1,432      $17,785         $1,052      $17,405        $18,837
        12/31/82     $18,614            $2,466      $21,080         $1,407      $20,021        $22,487
        12/31/83     $23,224            $3,897      $27,121         $3,009      $26,233        $30,130
        12/31/84     $21,697            $4,544      $26,241         $5,320      $27,017        $31,561
        12/31/85     $26,504            $6,879      $33,383         $8,136      $34,640        $41,519
        12/31/86     $27,785            $8,542      $36,327        $12,399      $40,184        $48,726
        12/31/87     $23,865            $9,372      $33,237        $17,157      $41,022        $50,394
        12/31/88     $26,692           $12,020      $38,712        $21,605      $48,297        $60,317
        12/31/89     $30,688           $16,195      $46,883        $27,067      $57,755        $73,950
        12/31/90     $23,393           $14,755      $38,148        $24,042      $47,435        $62,190
        12/31/91     $26,899           $19,268      $46,167        $34,539      $61,438        $80,706
        12/31/92     $24,619           $20,041      $44,660        $38,670      $63,289        $83,330
        12/31/93     $29,614           $25,942      $55,556        $55,777      $85,391       $111,333
        12/31/94     $26,710           $25,330      $52,040        $60,267      $86,977       $112,307
        12/31/95     $28,105           $29,662      $57,767        $78,743     $106,848       $136,510
        12/31/96     $31,197           $37,097      $68,294        $97,500     $128,697       $165,794
        12/31/97     $31,706           $41,942      $73,648       $124,031     $155,737       $197,679
        12/31/98     $30,029           $44,333      $74,362       $135,204     $165,233       $209,566
         2/28/99     $29,106           $42,969      $72,074       $131,045     $160,151       $203,120






* Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund.
The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.


8

PAGE

TEMPLETON WORLD FUND
Financial Highlights

                                                                             CLASS A
                                -------------------------------------------------------------------------------------------------
                                SIX MONTHS ENDED                                 YEAR ENDED AUGUST 31,
                                FEBRUARY 28, 1999      --------------------------------------------------------------------------
                                   (UNAUDITED)            1998            1997            1996            1995            1994
                                -------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
(For a share outstanding
  throughout the period)
Net asset value, beginning
  of period...............               $15.45            $19.66          $16.21          $16.76          $17.06          $15.94
                                -------------------------------------------------------------------------------------------------
Income from investment
  operations:
 Net investment income....                .12                 .42             .45             .41             .33             .26
 Net realized and
   unrealized gains
   (losses)...............               1.62               (1.59)           4.47            1.29            1.11            2.50
                                -------------------------------------------------------------------------------------------------
Total from investment
  operations..............               1.74               (1.17)           4.92            1.70            1.44            2.76
                                -------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income....               (.36)               (.44)           (.43)           (.37)           (.28)           (.26)
 Net realized gains.......              (1.38)              (2.60)          (1.04)          (1.88)          (1.46)          (1.38)
                                -------------------------------------------------------------------------------------------------
Total distributions.......              (1.74)              (3.04)          (1.47)          (2.25)          (1.74)          (1.64)
                                -------------------------------------------------------------------------------------------------
Net asset value, end of
  period..................             $15.45              $15.45          $19.66          $16.21          $16.76          $17.06
                                =================================================================================================
Total Return*.............             11.94%             (7.80)%          32.70%          11.73%           9.87%          18.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's).................         $8,202,675          $7,852,041      $8,649,994      $6,483,146      $5,868,967      $5,421,691
Ratios to average net
  assets:
 Expenses.................              1.08%**             1.04%           1.03%           1.03%           1.05%           1.04%
 Net investment income....              1.49%**             2.34%           2.58%           2.66%           2.18%           1.67%
Portfolio turnover rate...             18.95%              43.36%          39.16%          22.05%          34.05%          30.77%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
                                                                               9

PAGE

TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                       CLASS B
                                                                  -----------------
                                                                    PERIOD ENDED
                                                                  FEBRUARY 28, 1999
                                                                    (UNAUDITED)+
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $15.93
                                                                       ------
Income from investment operations:
 Net investment income......................................              .01
 Net realized and unrealized losses.........................             (.50)
                                                                  -----------------
Total from investment operations............................             (.49)
                                                                  -----------------
Net asset value, end of period..............................           $15.44
                                                                  =================
Total Return*...............................................          (3.08)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $1,104
Ratios to average net assets:
 Expenses...................................................            2.43%**
 Net investment income......................................             .20%**
Portfolio turnover rate.....................................           18.95%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to February 28, 1999. Based on average weighted shares outstanding.
 10

PAGE

TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                                        CLASS C
                                                         ----------------------------------------------------------------------
                                                         SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                         FEBRUARY 28, 1999      -----------------------------------------------
                                                            (UNAUDITED)           1998          1997         1996        1995+
                                                         ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...............              $15.16           $19.39        $16.04       $16.71      $15.36
                                                         ----------------------------------------------------------------------
Income from investment operations:
 Net investment income.............................               .08                .33           .34          .45         .03
 Net realized and unrealized gains (losses)........              1.57              (1.61)         4.39         1.11        1.32
                                                         ----------------------------------------------------------------------
Total from investment operations...................              1.65              (1.28)         4.73         1.56        1.35
                                                         ----------------------------------------------------------------------
Less distributions from:
 Net investment income.............................              (.28)              (.35)         (.34)        (.35)         --
 Net realized gains................................             (1.39)             (2.60)        (1.04)       (1.88)         --
                                                         ----------------------------------------------------------------------
Total distributions................................             (1.67)             (2.95)        (1.38)       (2.23)         --
                                                         ----------------------------------------------------------------------
Net asset value, end of period.....................            $15.14             $15.16        $19.39       $16.04      $16.71
                                                         ======================================================================
Total Return*......................................            11.47%            (8.51)%        31.61%       10.88%       8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..................          $355,386           $325,319      $207,679      $58,619      $7,623
Ratios to average net assets:
 Expenses..........................................             1.82%**            1.80%         1.83%        1.84%       1.82%**
 Net investment income.............................              .75%**            1.66%         1.92%        2.14%       1.37%**
Portfolio turnover rate............................            18.95%             43.36%        39.16%       22.05%      34.05%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                       See Notes to Financial Statements.
                                                                              11

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS 84.5%
AEROSPACE & MILITARY TECHNOLOGY 2.0%
Boeing Co...................................................  United States           592,700     $   21,077,894
Raytheon Co., A.............................................  United States         2,519,500        133,218,563
Rolls-Royce PLC.............................................  United Kingdom        4,058,398         17,749,234
                                                                                                  --------------
                                                                                                     172,045,691
                                                                                                  --------------
APPLIANCES & HOUSEHOLD DURABLES .5%
Guangdong Kelon Electrical Holdings. Ltd., H................      China               268,700            180,341
Sony Corp...................................................      Japan               561,500         42,497,008
                                                                                                  --------------
                                                                                                      42,677,349
                                                                                                  --------------
AUTOMOBILES 5.4%
Autoliv Inc., ADR...........................................      Sweden            2,731,900        103,210,307
Fiat SpA, di Risp...........................................      Italy             4,398,000          7,130,848
Ford Motor Co...............................................  United States         3,063,400        181,697,913
General Motors Corp.........................................  United States           722,820         59,677,826
Volkswagen AG...............................................     Germany              771,365         50,509,822
Volvo AB, B.................................................      Sweden            2,322,050         60,329,579
                                                                                                  --------------
                                                                                                     462,556,295
                                                                                                  --------------
BANKING 7.4%
*Banca Nazionale Del Lavoro SpA.............................      Italy             8,468,850         25,045,372
Banco Popular Espanol SA....................................      Spain               907,516         60,819,860
*Bangkok Bank Public Co. Ltd., fgn..........................     Thailand          17,828,000         30,095,498
Banque Nationale de Paris BNP...............................      France              597,290         47,667,801
Credit Suisse Group, Reg D..................................   Switzerland            111,530         17,317,725
Development Bank of Singapore Ltd., fgn.....................    Singapore          16,139,000        117,153,020
HSBC Holdings PLC...........................................    Hong Kong           3,204,244         90,158,458
National Australia Bank Ltd.................................    Australia           3,998,700         66,668,175
National Bank of Canada.....................................      Canada              350,800          4,880,291
National Westminster Bank PLC...............................  United Kingdom        8,005,232        165,562,694
Shinhan Bank Co. Ltd........................................   South Korea            888,434          5,446,059
                                                                                                  --------------
                                                                                                     630,814,953
                                                                                                  --------------
BROADCASTING & PUBLISHING .3%
*Scholastic Corp............................................  United States           337,900         16,641,575
South China Morning Post Ltd................................    Hong Kong          19,038,700          8,170,589
                                                                                                  --------------
                                                                                                      24,812,164
                                                                                                  --------------
BUILDING MATERIALS & COMPONENTS 1.1%
Anglian Group PLC...........................................  United Kingdom           41,200            152,135
Caradon PLC.................................................  United Kingdom       10,191,987         25,144,436
Cemex SA....................................................      Mexico           13,699,000         39,287,438
Gujarat Ambuja Cements Ltd..................................      India             1,955,586         11,685,400
Gujarat Ambuja Cements Ltd., GDR, Reg S.....................      India               576,000          3,384,000
Gujarat Ambuja Cements Ltd., GDR, 144A......................      India               647,000          3,801,125

 12

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
Owens Corning...............................................  United States           257,400     $    8,188,538
Pioneer International Ltd...................................    Australia             322,014            648,851
                                                                                                  --------------
                                                                                                      92,291,923
                                                                                                  --------------
BUSINESS & PUBLIC SERVICES 1.6%
Columbia HCA Healthcare Corp................................  United States         3,191,900         57,055,213
*Humana Inc.................................................  United States           739,600         12,943,000
Waste Management Inc........................................  United States         1,371,125         67,013,734
                                                                                                  --------------
                                                                                                     137,011,947
                                                                                                  --------------
CHEMICALS 1.6%
Beijing Yanhua Petrochemical Company Limited, ADR...........      China               390,960          1,295,055
Cookson Group PLC...........................................  United Kingdom       13,006,752         33,651,444
DSM NV, Br..................................................   Netherlands            476,608         41,332,710
Eastman Chemical Co.........................................  United States           838,400         39,562,000
Imperial Chemical Industries PLC............................  United Kingdom        1,442,000         12,543,751
Kemira OY...................................................     Finland              549,600          3,318,294
Shanghai Petrochemical Co. Ltd., H..........................      China           103,092,000          8,382,816
                                                                                                  --------------
                                                                                                     140,086,070
                                                                                                  --------------
CONSTRUCTION & HOUSING .1%
*Fairview Holdings PLC......................................  United Kingdom        2,748,769          4,183,350
                                                                                                  --------------
DATA PROCESSING & REPRODUCTION 1.8%
International Business Machines Corp........................  United States           300,000         51,000,000
*Intuit Inc.................................................  United States           304,600         30,136,363
*Newbridge Networks Corp....................................      Canada            2,472,000         60,255,000
*Quantum Corp...............................................  United States           769,560         12,649,643
                                                                                                  --------------
                                                                                                     154,041,006
                                                                                                  --------------
ELECTRICAL & ELECTRONICS 2.4%
ABB AB, A...................................................      Sweden            2,048,000         23,286,954
Alcatel SA..................................................      France              597,255         64,252,692
General Electric Co. PLC....................................  United Kingdom        8,888,700         71,554,448
Koninklijke Philips Electronics NV..........................   Netherlands            625,460         43,599,221
                                                                                                  --------------
                                                                                                     202,693,315
                                                                                                  --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .8%
Harman International Industries Inc.........................  United States           282,600         10,809,450
Hewlett Packard Co..........................................  United States           905,280         60,144,540
                                                                                                  --------------
                                                                                                      70,953,990
                                                                                                  --------------
ENERGY SOURCES 4.5%
Norsk Hydro AS..............................................      Norway              345,333         11,712,488
Occidental Petroleum Corp...................................  United States           834,800         12,574,175
Perez Companc SA, Reg B.....................................    Argentina           6,210,200         25,285,628

                                                                              13

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Petron Corporation..........................................   Philippines         49,928,000     $    6,152,873
Royal Dutch Petroleum Co., Br...............................   Netherlands          1,408,000         61,825,567
Societe Elf Aquitaine SA, Br................................      France              809,000         84,367,968
Valero Energy Corp., new....................................  United States         1,899,550         33,360,847
YPF Soc Anonima Yacimientos Petroliferos Fiscale, D.........    Argentina           1,400,000         40,756,303
YPF Soc Anonima Yacimientos Petroliferos Fiscale, D, ADR....    Argentina           3,707,300        107,511,700
                                                                                                  --------------
                                                                                                     383,547,549
                                                                                                  --------------
FINANCIAL SERVICES 8.0%
Axa-UAP.....................................................      France            1,406,063        183,369,323
Golden West Financial Corp..................................  United States           253,800         23,841,338
Ing Groep NV................................................   Netherlands          1,480,356         82,878,485
Lend Lease Corp. Ltd........................................    Australia           3,726,602         46,280,544
Merrill Lynch & Co. Inc.....................................  United States             5,200            399,100
Morgan Stanley Dean Witter & Co.............................  United States         2,776,272        251,252,616
Nomura Securities Co. Ltd...................................      Japan             5,407,000         44,477,303
Paribas.....................................................      France              605,141         52,147,284
                                                                                                  --------------
                                                                                                     684,645,993
                                                                                                  --------------
FOOD & HOUSEHOLD PRODUCTS 1.2%
Archer Daniels Midland Co...................................  United States         5,727,442         86,627,560
IBP Inc.....................................................  United States           379,900          8,547,750
McBride PLC.................................................  United Kingdom        2,561,600          4,821,826
*Terranova Foods PLC........................................  United Kingdom        3,980,769          5,229,295
                                                                                                  --------------
                                                                                                     105,226,431
                                                                                                  --------------
FOREST PRODUCTS & PAPER 3.2%
Assidomaen AB...............................................      Sweden              655,630         11,943,865
Fletcher Challenge Ltd. Forestry Division...................   New Zealand            316,421            139,502
Fletcher Challenge Paper Ltd................................   New Zealand          9,189,576          6,357,468
Georgia Pacific Corp........................................  United States           915,200         67,038,400
Metsa Serla OY, B...........................................     Finland            2,552,500         17,680,745
Mo Och Domsjoe AB (Modo), B.................................      Sweden            1,200,000         31,470,840
St. Joe Co..................................................  United States         1,126,200         24,283,688
*Stora Enso OYJ, A..........................................     Finland              126,055          1,071,136
*Stora Enso OYJ, R..........................................     Finland            2,631,641         23,327,298
Stora Enso OYJ, R, fgn......................................     Finland            2,607,500         23,185,411
Svenska Cellulosa AB (SCA), B...............................      Sweden              369,500          7,386,386
UPM-Kymmene Corp............................................     Finland            2,242,290         58,214,126
                                                                                                  --------------
                                                                                                     272,098,865
                                                                                                  --------------
HEALTH & PERSONAL CARE 1.5%
China Pharmaceutical Enterprise & Inv. Corp. Ltd............      China               578,000             52,222
Ono Pharmaceutical Co Ltd...................................      Japan               265,500          9,711,504
Pharmacia & Upjohn Inc......................................  United States         2,142,700        116,777,150
                                                                                                  --------------
                                                                                                     126,540,876
                                                                                                  --------------

 14

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS .2%
Goodyear Tire & Rubber Co...................................  United States           301,400     $   13,939,750
Yamato Kogyo Co. Ltd........................................      Japan               272,000          1,336,502
                                                                                                  --------------
                                                                                                      15,276,252
                                                                                                  --------------
INSURANCE 8.6%
Ace Ltd.....................................................     Bermuda            4,495,400        122,499,650
Allstate Corp...............................................  United States           453,400         17,002,500
American Bankers Insurance Group Inc........................  United States         1,860,500         89,304,000
American International Group Inc............................  United States           913,800        104,116,088
+Berkeley W.R. Corp.........................................  United States         1,863,100         53,331,238
Muenchener Rueckversicherungs-Gesellschaft, Br..............     Germany               26,001          6,935,883
Muenchener Rueckversicherungs-Gesellschaft, Reg D...........     Germany                1,040            208,696
*Muenchener Rueckversicherungs-Gesellschaft, 144A...........     Germany                1,040            206,299
*Muenchener Rueckversicherungs-Gesellschaft, wts............     Germany                1,040             39,387
Partnerre Ltd...............................................     Bermuda              875,800         37,878,350
+SCOR SA....................................................      France            1,930,533         99,286,976
UNUM Corp...................................................  United States         2,314,400        103,569,400
XL Capital Ltd., A..........................................     Bermuda              818,875         50,156,094
Zurich Allied AG............................................   Switzerland             81,570         54,152,955
                                                                                                  --------------
                                                                                                     738,687,516
                                                                                                  --------------
LEISURE & TOURISM .2%
Rank Group PLC..............................................  United Kingdom        5,647,722         21,488,161
                                                                                                  --------------
MACHINERY & ENGINEERING .8%
BTR Siebe PLC...............................................  United Kingdom       16,536,504         69,805,018
Mckechnie Group PLC.........................................  United Kingdom          357,000          1,998,839
                                                                                                  --------------
                                                                                                      71,803,857
                                                                                                  --------------
MERCHANDISING 2.5%
Coles Myer Ltd..............................................    Australia           6,969,277         37,217,023
Dairy Farm International Holdings Ltd.......................    Hong Kong          29,643,409         31,718,448
David Jones Ltd.............................................    Australia          13,322,194         12,574,039
Gucci Group NV..............................................   Netherlands            951,100         66,577,000
Li & Fung Ltd...............................................    Hong Kong           5,688,000         10,278,081
Marks & Spencer PLC.........................................  United Kingdom        1,885,305         12,715,283
Safeway PLC.................................................  United Kingdom        4,360,133         18,859,311
Sears Roebuck & Co..........................................  United States           431,700         17,537,813
Takashimaya Co. Ltd.........................................      Japan             1,112,000          8,359,916
                                                                                                  --------------
                                                                                                     215,836,914
                                                                                                  --------------
METALS & MINING 3.7%
Alcan Aluminum Ltd..........................................      Canada            1,116,886         27,080,509
Anglo American Platinum Corp. Ltd...........................   South Africa         8,009,072        131,609,932
British Steel PLC...........................................  United Kingdom       25,213,500         50,187,071
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil              691,280          5,789,470

                                                                              15

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Ispat International NV, A, Reg D............................   Netherlands          2,756,470     $   19,984,408
Pechiney SA, A..............................................      France              474,818         15,689,140
*Pohang Iron & Steel Co. Ltd................................   South Korea            461,745         24,420,782
Reynolds Metals Co..........................................  United States           740,752         31,667,148
Union Miniere...............................................     Belgium              350,000         11,403,480
                                                                                                  --------------
                                                                                                     317,831,940
                                                                                                  --------------
MISC MATERIALS & COMMODITIES .5%
De Beers/Centenary Linked Units.............................   South Africa         2,654,600         45,764,533
                                                                                                  --------------
MULTI-INDUSTRY 6.7%
Alfa SA de CV, A............................................      Mexico               83,200            204,761
Broken Hill Proprietary Co. Ltd.............................    Australia          13,928,455        104,564,604
Cheung Kong Holdings Ltd....................................    Hong Kong          39,891,000        271,595,011
Elementis PLC...............................................  United Kingdom       10,539,404         12,409,827
First Pacific Co. Ltd.......................................    Hong Kong          30,535,244         18,424,996
Hutchison Whampoa Ltd.......................................    Hong Kong          18,555,000        128,725,275
Pilkington PLC..............................................  United Kingdom        9,574,519          9,663,175
Swire Pacific Ltd., A.......................................    Hong Kong           1,358,100          5,556,680
Swire Pacific Ltd., B.......................................    Hong Kong          27,373,500         16,693,851
Wheelock and Company Ltd....................................    Hong Kong           3,636,159          2,240,994
                                                                                                  --------------
                                                                                                     570,079,174
                                                                                                  --------------
REAL ESTATE 4.6%
American Health Properties Inc..............................  United States           443,400          8,452,313
Crescent Real Estate Equities Co............................  United States         2,711,700         56,606,738
Federal Realty Investment Trust.............................  United States           300,000          6,618,750
General Growth Properties...................................  United States           900,000         30,375,000
Highwood Properties Inc.....................................  United States         1,222,900         29,273,169
Hon Kwok Land Investment Co. Ltd............................    Hong Kong           9,913,700            716,553
Inversiones y Representacion SA.............................    Argentina           9,573,031         22,314,088
Inversiones y Representacion SA, GDR........................    Argentina             750,297         17,397,512
IRT Property Co.............................................  United States            35,700            323,531
National Health Investors Inc...............................  United States         1,080,000         27,540,000
Nationwide Health Properties Inc............................  United States           400,000          7,200,000
New World Development Co. Ltd...............................    Hong Kong          36,733,151         67,561,215
Post Properties Inc.........................................  United States             6,600            235,538
Rouse Co....................................................  United States         2,321,500         54,265,063
Summit Properties Inc.......................................  United States           867,900         14,374,594
Union du Credit Bail Immobilier Unibail, Reg D..............      France              300,436         36,938,177
Weeks Corp..................................................  United States           380,500         10,273,500
                                                                                                  --------------
                                                                                                     390,465,741
                                                                                                  --------------
RECREATION & OTHER CONSUMER GOODS .9%
Eastman Kodak Co............................................  United States         1,227,400         81,238,538
                                                                                                  --------------

 16

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 5.2%
Bell Atlantic Corp..........................................  United States           280,200     $   16,093,988
Hong Kong Telecommunications Ltd............................    Hong Kong          26,734,998         44,858,827
Nortel Inversora SA, ADR....................................    Argentina             146,490          2,032,549
Northern Telecom, Ltd.......................................      Canada            2,348,017        136,331,737
Rostelecom, ADR.............................................      Russia              126,400            616,200
Telecom Argentina Stet-France SA, ADR.......................    Argentina           1,810,900         49,007,481
Telecom Italia SpA, di Risp.................................      Italy            10,853,750         73,585,554
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil          147,744,000          5,118,404
Telecomunicacoes Brasileiras SA (Telebras), ADR.............      Brazil              139,000          8,974,188
Telecomunicacoes De Sao Paulo Celular (Telesp) SA...........      Brazil           36,205,000            622,690
Telecomunicacoes de Sao Paulo SA (Telesp)...................      Brazil           36,205,000          2,028,192
Telefonos de Mexico SA (Telmex), ADR........................      Mexico            1,920,951        109,854,385
                                                                                                  --------------
                                                                                                     449,124,195
                                                                                                  --------------
TEXTILES & APPAREL 1.0%
*Adidas-Salomon AG..........................................     Germany              575,500         54,899,775
*Fruit of the Loom Inc., A..................................  United States         2,333,600         29,607,550
Inner Mongolia Erdos Cashmere Products Co. Ltd., B..........      China             3,780,200            415,822
Yizheng Chemical Fibre Co. Ltd., H..........................      China            16,536,000          1,131,177
                                                                                                  --------------
                                                                                                      86,054,324
                                                                                                  --------------
TRANSPORTATION .9%
Air New Zealand Ltd., B.....................................   New Zealand            502,807            832,728
Peninsular & Oriental Steam Navigation Co...................  United Kingdom        6,442,515         75,703,834
                                                                                                  --------------
                                                                                                      76,536,562
                                                                                                  --------------
UTILITIES ELECTRICAL & GAS 5.3%
BG PLC......................................................  United Kingdom       10,898,823         64,034,208
Centrais Eletricas Brasileiras SA (Eletrobras), ADR.........      Brazil            1,154,800          7,663,673
*Centrais Geradoras Do Sul Do Brasil SA, ADR................      Brazil              115,480            295,084
*Centrica PLC...............................................  United Kingdom       12,352,000         23,052,898
Entergy Corp................................................  United States         4,247,300        119,986,225
Guangdong Electric Power Development Co Ltd., B,............      China                38,610              9,917
Hong Kong Electric Holdings Ltd.............................    Hong Kong           1,386,500          3,945,962
Iberdrola SA, Br............................................      Spain             2,461,317         38,502,407
*Korea Electric Power Corp..................................   South Korea          4,010,850         94,739,326
National Grid Group PLC.....................................  United Kingdom        5,020,276         36,311,791
National Power PLC..........................................  United Kingdom        5,152,000         40,978,629
Potomac Electric Power Co...................................  United States           188,154          4,586,254

                                                                              17

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Shandong Huaneng Power Development Co. Ltd., ADR............      China             1,000,000     $    3,562,500
Transportadora de Gas del Sur SA, B, Reg S, ADR.............    Argentina           1,200,000         11,850,000
                                                                                                  --------------
                                                                                                     449,518,874
                                                                                                  --------------
TOTAL COMMON STOCKS (COST $6,235,185,931)...................                                       7,235,934,348
                                                                                                  --------------
PREFERRED STOCKS 2.5%
Banco Bradesco SA BBD, pfd..................................      Brazil        8,974,931,227         36,076,157
*Banco Bradesco SA BBD, new, pfd............................      Brazil          372,003,196          1,485,862
Banco Itau SA, pfd..........................................      Brazil           22,080,000          7,757,838
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd.......................................................      Brazil            3,430,645         23,517,198
Cia Vale do Rio Doce, A, pfd................................      Brazil            1,552,700         19,876,086
Cia Vale do Rio Doce, A, ADR, pfd...........................      Brazil            1,566,800         20,056,580
Coteminas Cia Tecidos Norte de Minas (CTNM), pfd............      Brazil           93,090,200          6,404,240
*Embratel Participacoes SA, ADR, pfd........................      Brazil              623,650          8,497,231
Fiat SpA, pfd...............................................      Italy            17,750,700         27,104,917
News Corp. Ltd., pfd........................................    Australia           4,379,900         28,665,549
Petroleo Brasileiro SA (Petrobras), pfd.....................      Brazil          118,086,000          9,348,814
Tele Celular Sul Participacoes SA, ADR, pfd.................      Brazil               62,365          1,005,636
Tele Centro Oeste Celular Participacoes SA, ADR, pfd........      Brazil              207,883            545,693
*Tele Centro Sul Participacoes SA, ADR, pfd.................      Brazil              124,730          4,989,200
Tele Leste Celular Participacoes SA, ADR, pfd...............      Brazil               12,473            261,153
Tele Nordeste Celular Participacoes SA, ADR, pfd............      Brazil               31,182            475,526
Tele Norte Celular Participacoes SA, ADR, pfd...............      Brazil               12,473            303,250
*Tele Norte Leste Participacoes SA, ADR, pfd................      Brazil              342,650          3,426,500
Tele Sudeste Celular Participacoes SA, ADR, pfd.............      Brazil              124,730          1,660,468
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd........      Brazil              623,650            107,190
Telecomunicacoes de Sao Paulo Celular (Telesp) SA, pfd......      Brazil              116,464              3,433
Telecomunicacoes de Sao Paulo SA (Telesp), pfd..............      Brazil              116,464             10,878
*Telemig Celular Participacoes SA, ADR, pfd.................      Brazil               31,182            576,867
Telesp Celular Participacoes SA, ADR, pfd...................      Brazil              249,460          5,238,660
Telesp Participacoes SA, ADR, pfd...........................      Brazil              623,650         10,290,225
                                                                                                  --------------
TOTAL PREFERRED STOCKS (COST $386,755,375)..................                                         217,685,151
                                                                                                  --------------
                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                               --------------
BONDS 13.2%
Bilboa Vizcaya Investment BV, cvt., 144A, 3.50%, 7/12/06....      Spain        $    8,765,000         24,739,213
Government of Italy, cvt., 5.00%, 6/28/01...................      Italy           123,095,000        214,800,775
National Grid Group Plc., cvt., 144A, 4.25%, 2/17/08........  United Kingdom       16,000,000GBP      31,271,026
RGC Ltd., zero coupon, 12/31/00.............................    Australia           1,385,581AUD         391,466
Sony Corp., cvt., 1.40%, 3/31/05............................      Japan         3,419,000,000JPY      36,307,965
Telefonica Europe BV, cvt., 144A, 2.00%, 7/15/02............   Netherlands         23,471,000         36,863,881
U.S. Treasury Bill, 5.50%, 3/31/03..........................  United States       125,000,000        125,937,500

 18

PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY          AMOUNT**            VALUE
----------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
U.S. Treasury Notes:
 5.12%, 8/31/02.............................................  United States    $   50,000,000     $   51,546,900
 5.75%, 4/30/03.............................................  United States       125,000,000        127,070,375
 5.50%, 5/31/03.............................................  United States       100,000,000        100,718,800
 7.00%, 7/15/06.............................................  United States        50,000,000         54,750,000
 5.19%, 10/15/06............................................  United States        50,000,000         53,328,150
 6.125%, 8/15/07............................................  United States        75,000,000         78,515,625
 5.625%, 5/15/08............................................  United States       100,000,000        101,968,800
 4.75%, 11/15/08............................................  United States        20,000,000         19,206,260
Waste Management Inc., 4.00%, 2/01/02.......................  United States        54,542,000         68,177,500
                                                                                                  --------------
TOTAL BONDS (COST $1,030,989,025)...........................                                       1,125,594,236
                                                                                                  --------------
TOTAL INVESTMENTS (COST $7,652,930,331) 100.2%..............                                       8,579,213,735
OTHER ASSETS, LESS LIABILITIES (.2%)........................                                         (20,049,230)
                                                                                                  --------------
TOTAL NET ASSETS 100.0%.....................................                                      $8,559,164,505
                                                                                                  ==============

CURRENCY ABBREVIATIONS:


AUD  -- Australian Dollar
GBP  -- British Pound
JPY  -- Japanese Yen


*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at February 28, 1999, were $152,618,214.
                       See Notes to Financial Statements.
                                                                              19

PAGE


TEMPLETON WORLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $7,652,930,331)...........................................    $8,579,213,735
 Receivables:
  Investment securities sold................................        18,129,234
  Capital shares sold.......................................         8,346,051
  Dividends and interest....................................        37,201,192
                                                                --------------
      Total assets..........................................     8,642,890,212
                                                                --------------
Liabilities:
 Payables:
  Capital shares redeemed...................................        29,873,826
  To affiliates.............................................         8,064,085
 Funds advanced by custodian................................        44,786,932
 Accrued expenses...........................................         1,000,864
                                                                --------------
      Total liabilities.....................................        83,725,707
                                                                --------------
Net assets, at value........................................    $8,559,164,505
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $   52,043,875
 Net unrealized appreciation................................       926,283,404
 Accumulated net realized gain..............................       112,846,437
 Capital shares.............................................     7,467,990,789
                                                                --------------
Net assets, at value........................................    $8,559,164,505
                                                                ==============
CLASS A:
 Net asset value per share ($8,202,675,037 / 531,078,186
   shares outstanding)......................................            $15.45
                                                                ==============
 Maximum offering price per share ($15.45 / 94.25%).........            $16.39
                                                                ==============
CLASS B:
 Net asset value per share ($1,103,504 / 71,462 shares
   outstanding)*............................................            $15.44
                                                                ==============
CLASS C:
 Net asset value per share ($355,385,964 / 23,476,670 shares
   outstanding)*............................................            $15.14
                                                                ==============
 Maximum offering price per share ($15.14 / 99.00%).........            $15.29
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $4,145,775)
 Dividends..................................................    $ 72,835,408
 Interest...................................................      38,082,703
                                                                ------------
      Total investment income...............................                       $110,918,111
Expenses:
 Management fees (Note 3)...................................      26,450,597
 Administrative fees (Note 3)...............................       3,356,555
 Distribution fees (Note 3)
  Class A...................................................      10,755,329
  Class B...................................................             848
  Class C...................................................       1,766,528
 Transfer agent fees (Note 3)...............................       3,550,000
 Custodian fees.............................................         957,200
 Reports to shareholders....................................         720,100
 Registration and filing fees...............................          46,400
 Professional fees..........................................          43,300
 Directors' fees and expenses...............................          88,800
 Other......................................................          44,415
                                                                ------------
      Total expenses........................................                         47,780,072
                                                                                   ------------
            Net investment income...........................                         63,138,039
                                                                                   ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     105,359,473
  Foreign currency transactions.............................         371,152
                                                                ------------
      Net realized gain.....................................                        105,730,625
      Net unrealized appreciation on investments............                        793,466,246
                                                                                   ------------
Net realized and unrealized gain............................                        899,196,871
                                                                                   ------------
Net increase in net assets resulting from operations........                       $962,334,910
                                                                                   ============

                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   63,138,039         $   218,917,865
  Net realized gain from investments and foreign currency
    transactions............................................        105,730,625             965,989,691
  Net unrealized appreciation (depreciation) on
   investments..............................................        793,466,246          (1,892,989,415)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        962,334,910            (708,081,859)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (179,896,764)           (200,201,253)
   Class C..................................................         (6,050,094)             (4,448,539)
  Net realized gains:
   Class A..................................................       (691,980,815)         (1,180,370,911)
   Class C..................................................        (29,487,462)            (33,385,853)
 Capital share transactions (Note 2):
   Class A..................................................        297,310,181           1,252,291,503
   Class B..................................................          1,128,031                      --
   Class C..................................................         28,446,903             193,883,707
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        381,804,890            (680,313,205)
Net assets:
 Beginning of period........................................      8,177,359,615           8,857,672,820
                                                                ---------------------------------------
 End of period..............................................     $8,559,164,505         $ 8,177,359,615
                                                                =======================================
Distributions in excess of net investment income included in net assets:
 End of period..............................................     $   52,043,875         $   174,852,694
                                                                =======================================

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              23

PAGE
TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares; Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At February 28, 1999, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class A shares, 200 million Class B shares, and 200 million Class C shares. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 28, 1999                        AUGUST 31, 1998
                                                    -------------------------------         -------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................    96,036,910    $ 1,493,240,512          120,413,437    $ 2,177,193,072
Shares issued on reinvestment of distributions....    53,378,906        780,413,889           69,173,107      1,243,610,702
Shares redeemed...................................  (126,616,450)    (1,976,344,220)        (121,253,126)    (2,168,512,271)
                                                    -----------------------------------------------------------------------
Net increase......................................    22,799,366    $   297,310,181           68,333,418    $ 1,252,291,503
                                                    =======================================================================

 24

PAGE


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                  PERIOD ENDED
                                                               FEBRUARY 28, 1999*
                                                           ---------------------------
                                                             SHARES         AMOUNT
                                                           ---------------------------
CLASS B SHARES:
Shares sold..............................................      71,462    $   1,128,031
                                                           ---------------------------
Net increase.............................................      71,462    $   1,128,031
                                                           ===========================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                           --------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           --------------------------------------------------------------
CLASS C SHARES:
Shares sold..............................................   8,162,109    $ 124,598,122         13,583,157    $242,883,205
Shares issued on reinvestment of distributions...........   2,101,288       30,195,851          1,794,638      31,767,645
Shares redeemed..........................................  (8,252,760)    (126,347,070)        (4,622,432)    (80,767,143)
                                                           --------------------------------------------------------------
Net increase.............................................   2,010,637    $  28,446,903         10,755,363    $193,883,707
                                                           ==============================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:


ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------

0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion


                                                                              25

PAGE


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:


ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------

0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively, for costs incurred in marketing the Fund's Class A, Class B, and Class C shares. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $345,641 and $179,009, respectively.

Legal fees of $11,248 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:


Unrealized appreciation.........................  $1,739,311,711
Unrealized depreciation.........................    (813,028,307)
                                                  --------------
Net unrealized appreciation.....................  $  926,283,404
                                                  ==============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended February 28, 1999 aggregated $1,585,718,546 and $1,678,971,874, respectively.

 26

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           01/99


PAGE

[LOGO] FRANKLIN TEMPLETON(R)
Templeton World Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777

                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                              So. San Francisco, CA
                                 Permit No. 655

SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES AGENT
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

102 S99 04/99                                   [LOGO] Printed on recycled paper